General	6 Months Ended
Jun. 30, 2024
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

1.	Inspira Technologies Oxy B.H.N. Ltd (formerly: Insense Medical Ltd.) (the “Company”) was incorporated in Israel and commenced its operations on February 27, 2018. The Company operates in the medical technology industry in the field of respiratory support technology. The Company is engaged in the research, development, manufacturing related and go-to-market activities of proprietary products and technologies. The Company is developing the following products:

●	The INSPIRA ART (Gen 2) (Augmented Respiratory Technology), which is a respiratory support technology targeted toward utilizing direct blood oxygenation to boost patient saturation levels within minutes while the patient is awake and spontaneously breathing. The aim is to reduce the need for invasive mechanical ventilation, with the potential to reduce risks, complications and high costs.

●	The HYLA blood sensor, which is a non-invasive optical blood sensor designed to perform real-time and continuous blood measurements, potentially minimizing the need to take actual blood samples from patients.

●	The INSPIRA ART100 Device, an advanced form of life support system better known by the medical industry as a cardiopulmonary bypass system is being designed for use in surgical procedures requiring cardiopulmonary bypass for six hours or less.

2.	The Company’s INSPIRA™ ART100 system received U.S. Food and Drug Administration 510(k) clearance for Cardiopulmonary Bypass procedures and AMAR certification for Extra-Corporeal Membrane Oxygenation and Cardiopulmonary Bypass procedures. The Company’s other products, including the INSPIRA™ ART (Gen 2) and HYLA™ blood sensor, have not yet been tested or used in humans and have not been approved by any regulatory entity.

3.	On December 26, 2023, the Company entered into a purchase agreement (the “December Purchase Agreement”) with an institutional investor in a registered direct offering (the “December Offering”), pursuant to which the Company issued (i) an aggregate of 1,375,000 of the Company’s ordinary shares (the “Ordinary Shares”) at a purchase price of $1.28 per share, and (ii) pre-funded warrants, (“December Pre-Funded Warrants”), to purchase up to 1,656,250 Ordinary shares, at a purchase price of $1.28, less $0.001 per December Pre-Funded Warrant which were immediately exercised). In addition, pursuant to the December Purchase Agreement, the Company issued warrants to the institutional investor to purchase up to an aggregate of 3,031,250 Ordinary Shares at an exercise price of $1.28 per share (“Private Warrants”). The aggregate proceeds received by the Company from the December Offering were approximately $3,424, after deducting placement agent commissions and additional offering costs which totaled in approximately $454. In addition, the Company issued the placement agent in the December Offering warrants equal to a total of 7.0% of the aggregate number of Ordinary Shares sold in the December Offering to purchase up to 212,188 Ordinary Shares (the “December Placement Agent Warrants”). The fair value of the December Placement Agent Warrants on the issuance date was $131 and it was recorded as part of the issuance costs (see note 5).

4.	On April 1, 2024, the Company entered into a purchase agreement with two investors in a registered direct offering (the “April Offering”), pursuant to which the Company issued an aggregate of 1,339,285 of the Company’s Ordinary Shares at a purchase price of $1.232 per share. The aggregate proceeds received by the Company from the April Offering were approximately $1,651.

5.	On June 14, 2024, the Company entered into a purchase agreement with an individual private investor in a registered direct offering (the “June Offering”), pursuant to which the Company issued (i) an aggregate of 941,541 of the Company’s Ordinary Shares at a purchase price of $1.30 per share, and (ii) pre-funded warrants, (“June Pre-Funded Warrants”), to purchase up to 1,709,760 Ordinary shares, at a purchase price of $1.30, less $0.001 per June Pre-Funded Warrant. The aggregate proceeds received by the Company from the June Offering were approximately $3,102, after deducting placement agent commissions and additional offering costs in cash which totaled in approximately $343. In addition, the Company issued the placement agent in the June Offering warrants equal to a total of 7.0% of the aggregate number of Ordinary Shares sold in the transaction to purchase up to 185,591 Ordinary Shares (the “June Placement Agent Warrants”). The fair value of the June Placement Agent Warrants on the issuance date was $202 and it was recorded as part of the issuance costs. (see note 5).

6.	The accompanying unaudited condensed financial statements (the “Financial Statements”) have been prepared assuming that the Company will continue as a going concern. To date, the Company is at its development stage. Therefore, the Company has suffered recurring losses from operations and negative cash flows from operations since inception. As of June 30, 2024, the Company had incurred accumulated losses of $61.8 million and expects to continue to fund its operations through certain financing, such as issuance of convertible securities, Ordinary Shares and warrants and through Israeli government grants. There is no assurance that such financing will be obtained. Our dependency on external funding for our operations raises a substantial doubt about our ability to continue as a going concern. The Financial Statements do not include any adjustments that might result from the outcome of these uncertainties.

7.	The Company offices are located in Israel. On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel declared war against Hamas and the Israeli military began to call-up reservists for an active duty. At the same time, and because of the declaration of war against Hamas, the clash between Israel and Hezbollah in Lebanon has escalated and there is a possibility that it will turn into a greater regional conflict in the future. As of the date of these financial statements, these events have had no material impact on the Company’s operations.

8.	Although we do not currently conduct business in Russia and Ukraine, the escalation of geopolitical instability in Russia and Ukraine as well as currency fluctuations in the Russian Ruble has had a negative impact on worldwide markets. Such an impact may negatively impact our supply chain, our operations and future growth prospects in that region. As a result of the crisis in Ukraine, both the U.S. and other countries have implemented sanctions against certain Russian individuals and entities. Our global operations expose us to risks that could adversely affect our business, financial condition, results of operations, cash flows or the market price of our securities, including the potential for increased tensions between Russia and other countries resulting from the current situation involving Russia and Ukraine, tariffs, economic sanctions and import-export restrictions imposed, and retaliatory actions, as well as the potential negative impact on our potential business and sales in the region. Current geopolitical instability in Russia and Ukraine and related sanctions by the U.S. and other governments against certain companies and individuals may hinder our ability to conduct business with potential customers and vendors in these countries.